June 1, 2022
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, N.E.
Washington, D.C. 20549
Re:	Post-Effective Amendment Filing Pursuant to Rule 485(a)(1) Securian Funds Trust File Numbers: 002-96990 and 811-04279
Dear Ladies and Gentlemen:
The accompanying post-effective amendment to the Registration Statement for Securian Funds Trust is being filed electronically with the Securities and Exchange Commission on Form N-1A pursuant to Rule 485(a)(1) under the Securities Act of 1933 because it contains material changes.
The amendment contains material disclosure revisions related to a sub-advisers change. Specifically, Cohen & Steers Capital Management, Inc. is the new sub-adviser for the SFT Real Estate Securities Fund and Metropolitan West Asset Management, LLC is the new sub-adviser for the SFT Core Bond Fund.
Please direct any questions or comments regarding this filing to my attention at (651) 665-1908 or by email at jason.thibodeaux@securianam.com.
Sincerely,
/s/ Paul Jason Thibodeaux
Paul Jason Thibodeaux
Senior Investment Counsel
Securian Asset Management, Inc.
PJT: jaw
cc: Alan Goldberg, Esq., Stradley Ronon Stevens &Young, LLP